Investments held at fair value	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value
18 Investments Held at Fair Value

	2021			2020

	Fair value through P&L	Fair value through OCI	Total £m	Fair value through P&L	Fair value through OCI	Total £m

1 January	255	9	264	127	8	135

Difference on exchange	3	1	4	(23)	–	(23)

Additions	327	18	345	247	1	248

Disposals	(98)	–	(98)	(111)	–	(111)

Provisions	(24)	–	(24)	–	–	–

Fair value movements	6	9	15	15	–	15

31 December	469	37	506	255	9	264

Current	456	–	456	242	–	242

Non-current	13	37	50	13	9	22

	469	37	506	255	9	264
The Group’s investments principally consist of non-derivative financial assets that cannot be classified as loans and other receivables or cash and cash equivalents, as well as investments made by the Group’s corporate venture capital unit, Btomorrow Ventures.
Investments held at fair value through profit and loss principally consist of government securities, indexed deposits, treasury bills or other treasury products with maturities of more than three months which, if held for less than 12 months, form part of the Group’s definition of net debt. Investments held at fair value through other comprehensive income (OCI) include equity investments in various start-up businesses which are held for their strategic value.
Investments held at fair value through profit and loss above include restricted amounts of £351 million (2020: £115 million) due to investments held by subsidiaries in CCAA protection (note 32), as well as £61 million (2020: £97 million) subject to potential exchange control restrictions.
In 2021, as part of the disposal of the Group’s operations in Iran (note 27(d)), a provision of £24 million (2020: £nil) against non-current investments held at fair value was charged to net finance costs as recoverability of these funds is not certain.
Investments held at fair value are predominantly denominated in the functional currencies of subsidiary undertakings with less than 4% in other currencies (2020: less than 2% in other currencies).
The classification of these investments under the IFRS 13
Fair value measurement
fair value hierarchy is given in note 26.
There is no material difference between the investments held at fair value and their gross contractual values.
Below is a reconciliation of the fair value investments cash flows to the cash flow statement – investing activities:

	2021 £m	2020 £m

Cash outflow from investments held at fair value	345	248

Cash outflow from loans and other receivables	24	95

Cash outflows from investments per cash flow statement	369	343

Cash inflow from investments held at fair value	(98)	(111)

Cash inflow from loans and other receivables	(43)	(73)

Cash inflows from investments per cash flow statement	(141)	(184)